Cash and Due From Banks and Restricted Cash - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 361,409.5	$ 4,793.9	₨ 383,503.0